Note 21 - Non-current assets and disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2017
Non-current assets and disposal groups classified as held for sale Abstract
Non-Current Assets and Disposal Groups Classified as Held for Sale. Breakdowm By Items

Non-current assets and disposal groups classified as held for sale

The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale” in the accompanying consolidated balance sheets, broken down by the origin of the assets, is as follows

Non-current assets and disposal groups classified as held for sale Breakdown by items (Millions of euros)
	2017	2016	2015
Foreclosures and recoveries	6,207	4,225	3,991
Foreclosures (*)	6,047	4,057	3,775
Recoveries from financial leases	160	168	216
Other assets from tangible assets	447	1,181	706
Property, plant and equipment	447	378	431
Operating leases (**)	-	803	275
Business sale - Assets (***)	18,623	40	37
Accrued amortization (****)	(77)	(116)	(80)
Impairment losses	(1,348)	(1,727)	(1,285)
Total Non-current assets and disposal groups classified as held for sale	23,853	3,603	3,369

(*) As of December 31, 2017, included mainly the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)

(**) As of December 31, 2016, included mainly Real Estate Investments from BBVA Propiedad, S.A. which were transferred to Testa Residencial, S.A. in the first quarter of 2017 (see Note 16).

(***) As of December 31, 2017, included mainly the BBVA’s stake in BBVA Chile (see Note 3).

(****) Amortization accumulated until related asset reclassified as “non-current assets and disposal groups held for sale”

The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2017, 2016 and 2015 are as follows

Non-current assets and disposal groups classified as held for sale Changes in the year 2017 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets(**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		4,057	168	1,065	40	5,330
Additions		791	45	1	-	837
Retirements (sales and other decreases)		(1,037)	(49)	(131)	-	(1,217)
Transfers, other movements and exchange differences (**)		2,236	(4)	(564)	18,583	20,251
Balance at the end		6,047	160	371	18,623	25,201

Impairment (2)
Balance at the beginning		1,237	47	443	-	1,727
Additions	50	143	14	1	-	158
Retirements (sales and other decreases)		(272)	(7)	(42)	-	(321)
Other movements and exchange differences		(6)	(2)	(208)	-	(216)
Balance at the end		1,102	52	194	-	1,348
Balance at the end of Net carrying value (1)-(2)		4,945	108	177	18,623	23,853

Net of amortization accumulated until assets were reclassified as non-current assets held for sale

(** ) As of December 31, 2017, included mainly the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)

Non-current assets and disposal groups classified as held for sale Changes in the year 2016 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		3,775	216	626	37	4,654
Additions		582	57	23	-	662
Retirements (sales and other decreases)		(779)	(77)	(170)	3	(1,023)
Transfers, other movements and exchange differences		480	(28)	586	-	1,037
Balance at the end		4,057	168	1,065	40	5,330

Impairment (2)
Balance at the beginning		994	52	240	-	1,285
Additions	50	129	3	5	-	136
Retirements (sales and other decreases)		(153)	(6)	(33)	-	(192)
Other movements and exchange differences		268	(2)	232	-	499
Balance at the end		1,237	47	443	-	1,727
Balance at the end of Net carrying value (1)-(2)		2,820	121	621	40	3,603

Net of amortization accumulated until assets were reclassified as non-current assets held for sale

Non-current assets and disposal groups classified as held for sale Changes in the year 2015 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets(**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		3,144	186	241	924	4,495
Additions		801	94	79	-	974
Contributions from merger transactions		446	1	163	-	609
Retirements (sales and other decreases)		(586)	(53)	(163)	(887)	(1,688)
Transfers, other movements and exchange differences		(30)	(13)	307	-	264
Balance at the end		3,775	216	626	37	4,654

Impairment (2)
Balance at the beginning		578	53	70	-	702
Additions	50	208	11	66	-	285
Contributions from merger transactions		328	-	75	-	404
Retirements (sales and other decreases)		(117)	(14)	(39)	-	(170)
Other movements and exchange differences		(4)	2	66	-	64
Balance at the end		994	52	240	-	1,285
Balance at the end of Net carrying value (1)-(2)		2,781	164	387	37	3,369

Net of amortization accumulated until assets were reclassified as non-current assets held for sale

(**) Business sale agreement (Note 3)

Assets from foreclosures or recoveries

As of December 31, 2017, 2016 and 2015, assets from foreclosures and recoveries, net of impairment losses, by nature of the asset, amounted to €1,924, €2,326 and €2,415 million in assets for residential use; €491, €574 and €486 million in assets for tertiary use (industrial, commercial or office) and €29, €41 and €44 million in assets for agricultural use, respectively.

In December 31, 2017, 2016 and 2015, the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.

During the years 2017, 2016 and 2015, some of the sale transactions for these assets were financed by Group companies. The amount of loans to buyers of these assets in those years amounted to €207, €219 and €179 million, respectively; with an average financing of 73% of the sales price.

As of December 31, 2017, 2016 and 2015, the amount of the profits arising from the sale of Group companies financed assets - and therefore not recognized in the consolidated income statement - amounted to €1, €1 and €18 million, respectively